Transfers of financial assets and servicing rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Weighted average mortgage servicing fees	0.27%	0.28%
Mortgage loans related to buy-back option program	$ 21,704,010,000	$ 21,080,005,000
Weighted Average Small Business Administration Servicing Fees	1.02%	1.03%
Mortgage Banking Activities [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage Servicing Fees Excluding Fair Value	45,481,000	48,176,000	49,158,000
Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	2,500,000,000	2,900,000,000
Buy Back Option Program [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage loans related to buy-back option program	48,000,000	56,000,000
Repurchased Loans	209,000,000	255,000,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	37,300,000	75,800,000
Loan
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance	152,000	259,000
Whole loans sales, net gains	5,300,000	12,600,000
Serviced Mortgage Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	16,300,000,000	16,700,000,000
Serviced Mortgage Loans [Member] | Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Repurchased Loans	126,000,000	157,000,000
Serviced Small Business Administration Commercial Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	$ 451,000,000	$ 485,000,000